THE COMMERCE FUNDS

Service Shares

Supplement dated September 20, 2005

To the Prospectus dated March 1, 2005

On September 19, 2005, the shareholders of the International Equity Fund (the “Fund”) voted to approve the proposed sub-advisory agreement between Alliance Capital Management, L.P. (“Alliance”) and Commerce Investment Advisors, Inc. on behalf of the Fund. As a result of the new sub-advisory agreement, annual fund operating expenses of the Fund are modified as set forth in the “Fees and Expenses” table below. The Fees and Expenses table shown below supersedes the Fees and Expenses table filed as part of the Supplement to the Service Shares Prospectus on August 18, 2005.

Additionally, on September 19, 2005, the shareholders of The Commerce Funds (the “Trust”) elected David L. Bodde, Martin E. Galt, III, John Eric Helsing, Charles W. Peffer and Warren W. Weaver as Trustees of the Trust.

Fees and Expenses

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund’s assets, not from your account, so they affect the share price of the Fund.

International Equity Fund Service Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Change (load) Imposed on Purchases (as a percentage of offering price)	3.50%
Maximum Sales Charge (load) Imposed on Reinvested Distributions	None
Maximum Deferred Sales Charge (load) Imposed on Redemptions (1)	1.00%
Redemption Fees (2)	2.00%

	International Equity Fund Service Shares
Annual Fund Operating Expenses (3) (expenses deducted from Fund assets)
Management Fees (4)		1.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses
Shareholder Servicing Fees (5)	0.09%
Other Operating Expenses	0.59%
Total Other Expenses		0.68%

Total Annual Fund Operating Expenses (6)		2.43%
Less: Fee Waivers (4)		0.53%

Net Annual Fund Operating Expenses		1.90%

(1)	A deferred sales charge of 1.00% of assessed on certain redemptions of shares that are purchased with no initial sales charge as part of an investment of $1,000,000 or more.

(2)	A redemption fee of 2.00% may be assessed on the proceeds of a redemption or exchange made within 30 days of the date of purchase.

(3)	The Fund’s annual operating expenses have been restated to reflect expenses that the Fund would have incurred in the last fiscal year if current expenses had been in effect.

(4)	As of September 19, 2005, Commerce has contractually agreed to waive a portion of its management fees under a revised waiver agreement at least until October 31, 2005. As a result of this waiver, Management Fees for the Fund will not exceed 0.97% of average daily net assets. In addition, Alliance has entered into a Waiver Agreement with Commerce under which it will agree to waive its sub-advisory fee to 0.58% of average daily net assets of the Fund until the earlier of (1) the Fund’s assets are in excess of $150,000,000 and (2) the eighteenth-month anniversary of the sub-advisory agreement. On the last day of the calendar month following either of these events, the sub-advisory fee will adjust to the contractual rates.

(5)	Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Service Shares held under the Shareholder Administrative Services Plan.

(6)	Commerce intends to voluntarily reimburse expenses, excluding interest, taxes, and extraordinary expense, during the current fiscal year to the extent necessary for the fund to maintain Total Annual Fund Operating Expenses of not more than 1.97% of average net assets. Commerce reserves the right to discontinue the expense reimbursement at any time.

Example: The following example is intended to help you compare the cost of investing in this Fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in Service Shares of the Fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$536	$1,032	$1,554	$2,981

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The third sentence of the section entitled “Currency Risk” on page 24 of the Prospectus is deleted and replaced with the following: “Under normal conditions, up to 30% of the Fund’s net asset value may be hedged against U.S. dollars.”

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The following paragraph is added to “Investment Securities and Practices–Futures/Options Risk” on pages 71-72 of the Prospectus:

“The Company, on behalf of each Fund, has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, and therefore, is not subject to registration or regulation as a pool operator under that Act with respect to the Funds.”

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The information with respect to the Fund Manager for the MidCap Growth Fund in the “Fund Managers” section on page 93 of the Prospectus is deleted in its entirety.

The second to the last paragraph in the Fund Managers section on page 93 is amended and restated in its entirety to read as follows:

“The Value Fund and the MidCap Growth Fund are managed by a team of investment professionals (the “Equity Management Team”) and no individuals are primarily responsible for making recommendations to this Team. The Equity Management Team consists of several senior investment professionals of the Adviser. These members meet regularly to analyze market information that might have an effect on the investment performance of the Funds. After completing this review, the Team makes a collective decision regarding the Funds’ investments.”

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The section entitled “Sub-Adviser: Bank of Ireland Asset Management (U.S.) Limited” on pages 93-94 of the prospectus as amended by the Supplement filed on August 18, 2005 is hereby amended to include the following paragraph:

The International Equity Fund is managed by AllianceBernstein’s International Style Blend investment team. The International Style Blend investment team is a combination of the AllianceBernstien Style Blend team, Alliance Capital’s International Large Cap Growth team, and Bernstein’s Global Value Equity Investment Policy Group. The investment team makes investment strategy, portfolio construction, and security selection decisions. The research staff and portfolio management teams interact on a regular basis to articulate a consensus view on stock valuation and selection.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

THE COMMERCE FUNDS

Institutional Shares

Supplement dated September 20, 2005

To the Prospectus dated March 1, 2005

On September 19, 2005, the shareholders of the International Equity Fund (the “Fund”) voted to approve the proposed sub-advisory agreement between Alliance Capital Management L.P. (“Alliance”) and Commerce Investment Advisors, Inc. on behalf of the Fund. As a result of the new sub-advisory agreement, annual fund operating expenses of the Fund are modified as set forth in the “Fees and Expenses” table below. The Fees and Expenses table shown below supersedes the Fees and Expenses table filed as part of the Supplement to the Institutional Shares Prospectus on August 18, 2005.

Additionally, on September 19, 2005, the shareholders of The Commerce Funds (the “Trust”) elected David L. Bodde, Martin E. Galt, III, John Eric Helsing, Charles W. Peffer and Warren W. Weaver as Trustees of the Trust.

Fees and Expenses

The following table shows the fees and expenses that you would pay directly or indirectly if you invested in this Fund. Shareholder Fees are paid directly from your account. Total Annual Fund Operating Expenses are deducted from the Fund’s assets, not from your account, so they affect the share price of the Fund.

International Equity Fund Institutional Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Change (load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Sales Charge (load) Imposed on Reinvested Distributions	None
Maximum Deferred Sales Charge (load) Imposed on Redemptions	None
Redemption Fees (1)	2.00%

	International Equity Fund Institutional Shares
Annual Fund Operating Expenses (2) (expenses deducted from Fund assets)
Management Fees (3)		1.50%
Other Expenses
Shareholder Servicing Fees (4)	0.09%
Other Operating Expenses	0.59%
Total Other Expenses		0.68%

Total Annual Fund Operating Expenses (5)		2.18%
Less: Fee Waivers (3)		0.53%

Net Annual Fund Operating Expenses		1.65%

(1)	A redemption fee of 2.00% may be assessed on the proceeds of a redemption or exchange made within 30 days of the date of purchase.

(2)	The Fund’s annual operating expenses have been restated to reflect expenses that the Fund would have incurred in the last fiscal year if current expenses had been in effect.

(3)	As of September 19, 2005, Commerce has contractually agreed to waive a portion of its management fees under a revised waiver agreement at least until October 31, 2005. As a result of this waiver, Management Fees for the Fund will not exceed 0.97% of average daily net assets. In addition, Alliance has entered into a Waiver Agreement with Commerce under which it will agree to waive its sub-advisory fee to 0.58% of average daily net assets of the Fund until the earlier of (1) the Fund’s assets are in excess of $150,000,000 and (2) the eighteenth-month anniversary of the sub-advisory agreement. On the last day of the calendar month following either of these events, the sub-advisory fee will adjust to the contractual rates.

(4)	Represents shareholder servicing fees of up to 0.25%, annualized, of the average daily net assets of Institutional Shares held under the Shareholder Administrative Services Plan.

(5)	Commerce intends to voluntarily reimburse expenses, excluding interest, taxes, and extraordinary expense, during the current fiscal year to the extent necessary for the Fund to maintain Total Annual Fund Operating Expenses of not more than 1.72% of average net assets. Commerce reserves the right to discontinue the expense reimbursement at any time.

Example: The following example is intended to help you compare the cost of investing in this fund with the cost of investing in other mutual funds. It makes the following assumptions: you invest $10,000 in Institutional Shares of the fund for the time periods indicated, your investment has a 5% return each year, and the Fund’s expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$168	$631	$1,121	$2,472

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The third sentence of the section entitled “Currency Risk” on page 24 of the Prospectus is deleted and replaced with the following: “Under normal conditions, up to 30% of the Fund’s net asset value may be hedged against U.S. dollars.”

**************************************************************************

The following paragraph is added to “Investment Securities and Practices – Futures/Options Risk” on pages 72-73 of the Prospectus:

“The Company, on behalf of each Fund, has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act, and, therefore, is not subject to registration or regulation as a pool operator under that Act with respect to the Funds.”

*****************************************************************

The information with respect to the Fund Manager for the MidCap Growth Fund in the “Fund Managers” section on page 91 of the Prospectus is deleted in its entirety.

The second to the last paragraph in the Fund Managers section on page 91 is amended and restated in its entirety to read as follows:

“The Value Fund and the MidCap Growth Fund are managed by a team of investment professionals (the “Equity Management Team”) and no individuals are primarily responsible for making recommendations to this Team. The Equity Management Team consists of several senior investment professionals of the Adviser. These members meet regularly to analyze market information that might have an effect on the investment performance of the Funds. After completing this review, the Team makes a collective decision regarding the Funds’ investments.”

*****************************************************************

The section entitled “Sub-Adviser: Bank of Ireland Asset Management (U.S.) Limited” on page 92 of the prospectus as amended by the Supplement filed on August 18, 2005 is hereby amended to include the following paragraph:

The International Equity Fund is managed by AllianceBernstein’s International Style Blend investment team. The International Style Blend investment team is a combination of the AllianceBernstien Style Blend team, Alliance Capital’s International Large Cap Growth team, and Bernstein’s Global Value Equity Investment Policy Group. The investment team makes investment strategy, portfolio construction, and security selection decisions. The research staff and portfolio management teams interact on a regular basis to articulate a consensus view on stock valuation and selection.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE